Share-Based Compensation (Details 2) - Employee Stock Option [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Summary of assumptions used to estimate fair value of stock options granted
Expected dividend yield	0.00%	0.00%
Expected volatility	90.00%	90.00%
Expected life of options	4 years	4 years
Minimum [Member]
Summary of assumptions used to estimate fair value of stock options granted
Risk-free interest rate	2.40%	2.40%
Maximum [Member]
Summary of assumptions used to estimate fair value of stock options granted
Risk-free interest rate	2.47%	2.47%